Transactions and Balances with Related Parties (Details) - Schedule of transactions with related parties - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Holding company
Interest income		$ 34,447	$ 41,034	$ 265,200
Management staff
Administrative services expenditures		113,018	199,488	23,548
Other related parties
Sales		391,664	188,082	249,560
Purchases		40,081	27,507	438,052
Direct short-term benefits	[1]	$ 78,321	$ 90,562	$ 106,631

[1]	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.